Insurance Reserves	12 Months Ended
Dec. 31, 2012
Insurance Reserves

(10) Insurance Reserves

Future Policy Benefits

The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

(Amounts in millions)	Mortality/ morbidity assumption		Interest rate assumption	2012	2011
Long-term care insurance contracts	(a	)	4.0%—7.5%	$16,111	$14,773
Structured settlements with life contingencies	(b	)	1.5%—8.0%	9,398	9,503
Annuity contracts with life contingencies	(b	)	1.5%—8.0%	4,977	4,907
Traditional life insurance contracts	(c	)	2.5%—7.5%	2,762	2,730
Supplementary contracts with life contingencies	(b	)	1.5%—8.0%	251	255
Accident and health insurance contracts	(d	)	3.5%—7.0%	6	7

Total future policy benefits				$33,505	$32,175

(a)	The 1983 Individual Annuitant Mortality Table or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality Table and the 1985 National Nursing Home Study and company experience.
(b)	Assumptions for limited-payment contracts come from either the U.S. Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
(c)

Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Tables, 1980 Commissioner’s Extended Term table and (IA) Standard Table 1996 (modified).

(d)	The 1958 and 1980 Commissioner’s Standard Ordinary Tables, or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality.

Assumptions as to persistency are based on company experience.

Policyholder Account Balances

The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

(Amounts in millions)	2012	2011
Annuity contracts	$13,323	$13,353
GICs, funding agreements and FABNs	2,152	2,623
Structured settlements without life contingencies	2,078	2,195
Supplementary contracts without life contingencies	691	671
Other	36	38

Total investment contracts	18,280	18,880
Universal life insurance contracts	7,982	7,465

Total policyholder account balances	$26,262	$26,345

Certain of our U.S. life insurance companies are members of the Federal Home Loan Bank (the “FHLB”) system in their respective regions. As of December 31, 2012 and 2011, we held $87 million and $84 million, respectively, of FHLB common stock related to those memberships which was included in equity securities. We have outstanding funding agreements with the FHLBs and also have letters of credit which have not been drawn upon. The FHLBs have been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by us, the FHLB’s recovery on the collateral is limited to the amount of our funding agreement liabilities to the FHLB. The amount of funding agreements outstanding with the FHLB was $696 million and $633 million, respectively, as of December 31, 2012 and 2011 which was included in policyholder account balances. We had letters of credit related to the FHLB of $483 million and $462 million, respectively, as of December 31, 2012 and 2011. These funding agreements and letters of credit were collateralized by fixed maturity securities with a fair value of $1,308 million and $1,312 million, respectively, as of December 31, 2012 and 2011.

Certain Nontraditional Long-Duration Contracts

The following table sets forth information about our variable annuity products with death and living benefit guarantees as of December 31:

(Dollar amounts in millions)	2012	2011
Account values with death benefit guarantees (net of reinsurance):
Standard death benefits (return of net deposits) account value	$3,059	$2,802
Net amount at risk	$17	$67
Average attained age of contractholders	71	70
Enhanced death benefits (ratchet, rollup) account value	$3,906	$4,038
Net amount at risk	$217	$428
Average attained age of contractholders	71	69
Account values with living benefit guarantees:
GMWBs	$4,020	$4,068
Guaranteed annuitization benefits	$1,470	$1,462

Variable annuity contracts may contain more than one death or living benefit; therefore, the amounts listed above are not mutually exclusive. Substantially all of our variable annuity contracts have some form of GMDB.

As of December 31, 2012 and 2011, our total liability associated with variable annuity contracts with minimum guarantees was approximately $7,790 million and $8,008 million, respectively. The liability, net of reinsurance, for our variable annuity contracts with GMDB and guaranteed annuitization benefits was $35 million and $29 million as of December 31, 2012 and 2011, respectively.

The contracts underlying the lifetime benefits such as GMWB and guaranteed annuitization benefits are considered “in the money” if the contractholder’s benefit base, or the protected value, is greater than the account value. As of December 31, 2012 and 2011, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered “in the money” was $902 million and $1,033 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is through lifetime withdrawals or lifetime income payments after annuitization.

Account balances of variable annuity contracts with death or living benefit guarantees were invested in separate account investment options as follows as of December 31:

(Amounts in millions)	2012	2011
Balanced funds	$4,264	$4,193
Equity funds	1,497	1,118
Bond funds	1,069	1,631
Money market funds	175	140
Other	7	58

Total	$7,012	$7,140